Report of directors financial review risk report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - GBP (£)
£ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 78,881	£ 82,666
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 15,803	£ 14,521
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.20%
Financial assets at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 487,895	£ 460,163
Financial assets at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (729)	£ (925)
Financial assets at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 477,851	£ 447,226
Financial assets at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (90)	£ (78)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.50%	1.30%
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	1.80%	2.00%
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	2.30%	1.90%
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.90%	1.40%
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 8,082	£ 10,553
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	766	955
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	3,703	4,375
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	582	216
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(120)	(133)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(14)	(19)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(84)	(85)
Financial assets at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	£ (5)	£ (3)
Financial assets at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	26.10%	29.70%
Financial assets at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,920	£ 2,343
Financial assets at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (501)	£ (696)
Financial assets at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	42.90%	43.90%
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 42	£ 41
Financial assets at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (18)	£ (18)
Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.80%	1.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.80%	0.60%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	1.10%	1.20%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.20%	1.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 79,551	£ 83,524
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	14,462	19,947
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	46,846	47,427
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Gross carrying/ nominal amount | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	18,243	16,150
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(670)	(858)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(113)	(112)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(518)	(592)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	£ (39)	£ (154)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 72,761	£ 75,844
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	13,401	18,733
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	41,803	41,386
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	17,557	15,725
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(68)	(56)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(14)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(44)	(35)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	£ (11)	£ (7)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	2.00%	1.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	1.80%	2.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	2.30%	1.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.90%	1.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,051	£ 5,546
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	766	955
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	3,703	4,375
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	582	216
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(103)	(107)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(14)	(19)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(84)	(85)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	£ (5)	£ (3)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	28.30%	32.30%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	29.20%	30.50%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	28.60%	27.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	22.10%	68.90%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1,700	£ 2,096
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	295	259
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,301	1,628
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	104	209
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(481)	(677)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	(86)	(79)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(372)	(454)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	£ (23)	£ (144)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	46.20%	47.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	46.20%	47.40%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 39	£ 38
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	39	38
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(18)	(18)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(18)	(18)
Financial assets at amortised cost | Loans and advances to customers at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 15,806	£ 14,524
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (3)	£ (3)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 15,752	£ 14,457
Financial assets at amortised cost | Loans and advances to banks at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (2)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	1.90%	1.50%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 53	£ 67
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	100.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and advances to banks at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 244,062	£ 237,475
Financial assets at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ (6)
Financial assets at amortised cost | Other financial assets measured at amortised cost | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 243,979	£ 237,375
Financial assets at amortised cost | Other financial assets measured at amortised cost | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (3)	£ (4)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 48	£ 59
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	8.60%	4.90%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 35	£ 41
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ (3)	£ (2)
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Other financial assets measured at amortised cost | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.10%
Financial assets at amortised cost | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 145,621	£ 121,764
Financial assets at amortised cost | Loans and other credit-related commitments | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	1,079	1,155
Financial assets at amortised cost | Loans and other credit-related commitments | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	62,814	62,205
Financial assets at amortised cost | Loans and other credit-related commitments | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	81,728	58,404
Financial assets at amortised cost | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(46)	(49)
Financial assets at amortised cost | Loans and other credit-related commitments | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(40)	(44)
Financial assets at amortised cost | Loans and other credit-related commitments | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ (6)	£ (5)
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 142,777	£ 116,787
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	1,050	1,149
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	60,314	58,281
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	81,413	57,357
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(17)	(14)
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(12)
Financial assets at amortised cost | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ (4)	£ (2)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.50%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	0.60%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.20%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,701	£ 4,812
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	27	4
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	2,361	3,775
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	313	1,033
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(15)	(24)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(14)	(22)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (2)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	10.00%	6.80%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	9.60%	6.80%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	50.00%	7.10%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 140	£ 162
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	2	2
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	136	146
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	2	14
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(14)	(11)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(10)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ (1)	£ (1)
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 3	£ 3
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	3	3
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Loans and other credit-related commitments | Lifetime expected credit losses | POCI | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.30%
Financial assets at amortised cost | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.30%	0.60%
Financial assets at amortised cost | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Financial guarantees | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,855	£ 2,876
Financial assets at amortised cost | Financial guarantees | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	125	131
Financial assets at amortised cost | Financial guarantees | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,322	1,374
Financial assets at amortised cost | Financial guarantees | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	1,408	1,371
Financial assets at amortised cost | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(9)
Financial assets at amortised cost | Financial guarantees | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(4)	(8)
Financial assets at amortised cost | Financial guarantees | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.10%
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.10%	0.20%
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 2,582	£ 2,763
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	124	130
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	1,102	1,288
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	1,356	1,345
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(2)
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(2)
Financial assets at amortised cost | Financial guarantees | 12-month expected credit losses | Non-credit impaired | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	0.40%	1.40%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.60%	2.30%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 229	£ 69
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	176	43
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	52	25
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage %	4.50%	13.60%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	4.50%	11.60%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	100.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 44	£ 44
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	44	43
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	1
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(6)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(2)	(5)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ (1)
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | – personal
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | – financial
Disclosure of credit risk exposure [line items]
ECL coverage %	0.00%	0.00%
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Gross carrying/ nominal amount | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Financial assets at amortised cost | Financial guarantees | Lifetime expected credit losses | POCI | Allowance for ECL | – financial
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0